SHARE-BASED COMPENSATION (Summary of Share Options Granted to Both Employees and Non-employees) (Details) (Share options [Member], USD $)	12 Months Ended
Dec. 31, 2014
Share options [Member]
Number of Options
Outstanding at the beginning of the period (in shares)	29,920,388
Options granted (in shares)	3,475,132
Options exercised (in shares)	(10,372,019)
Options expired or cancelled (in shares)	(950,230)
Options forfeited (in shares)	(50,002)
Outstanding at the end of the period (in shares)	22,023,269
Vested and expected to vest at the end of the period (in shares)	21,428,424
Weighted-average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 0.40
Options granted (in dollars per share)	$ 1.33
Options exercised (in dollars per share)	$ 0.28
Options expired or cancelled (in dollars per share)	$ 0.52
Options forfeited (in dollars per share)	$ 1.85
Outstanding at the end of the period (in dollars per share)	$ 0.59
Vested and expected to vest at the end of the period (in dollars per share)	$ 0.59